SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accrued Liabilities And Other Payables
Accrued salary	$ 45	$ 69
Accrued interest	542	144
Accrued liabilities - others	490	3
Accrued liabilities and other payables	$ 1,077	$ 216